Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
Beginning balance	$ 567	$ 639	$ 567
Declared dividends to owners of the parent, note 17(d)	18,440	18,542	18,542
Dividends paid to owners of the parent, note 17(d)	(18,440)	(18,542)	(18,542)
Declared dividends to non-controlling shareholders, note 17(d)	7,343	1,842	2,647
Dividends paid to non-controlling shareholders, note 17(d)	(7,343)	(1,842)	(2,647)
Expired dividends, note 17(c)	(197)	102	0
Other	(109)	(174)	72
Ending balance	$ 261	$ 567	$ 639